Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Real Estate Equity Fund))	0 Months Ended
May 01, 2013
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.06%
5 Years	5.45%
10 Years	11.63%
Class A Shares
Average Annual Return:
1 Year	10.23%
5 Years	4.14%
10 Years	9.78%
Class B Shares
Average Annual Return:
1 Year	11.10%
5 Years	4.25%
10 Years	9.61%
Class C Shares
Average Annual Return:
1 Year	15.06%
5 Years	4.58%
10 Years	9.62%
Class I Shares
Average Annual Return:
1 Year	17.48%
5 Years	5.74%
10 Years	10.78%
Class K Shares
Average Annual Return:
1 Year	17.09%
5 Years	5.52%
10 Years	10.60%
Class R Shares
Average Annual Return:
1 Year	16.74%
5 Years	4.97%
10 Years	9.97%
Class R4 Shares
Average Annual Return:
1 Year	17.28%
5 Years	5.63%
10 Years	10.72%
Class R5 Shares
Average Annual Return:
1 Year	17.24%
5 Years	5.67%
10 Years	10.74%
Class W Shares
Average Annual Return:
1 Year	17.00%
5 Years	5.42%
10 Years	10.50%
Class Z Shares
Average Annual Return:
1 Year	17.28%
5 Years	5.62%
10 Years	10.72%
Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	16.25%
5 Years	4.35%
10 Years	8.19%
Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	11.62%
5 Years	4.06%
10 Years	8.63%